Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation

Property and equipment are stated at cost. Depreciation is computed based on the straight-line method, over the estimated useful life of the assets.

%
Annual rates of depreciation are as follows:
Furniture and leasehold improvements	7-15
Computers and software	33
Electronic equipment	15
Machines and molds	7-50